ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT ADVISER
   STCMMANAGEMENT COMPANY, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRUSTEES
   Lacy B. Herrmann, Chairman
   Theodore T. Mason, Vice Chairman
   Paul Y. Clinton
   Diana P. Herrmann
   Anne J. Mills
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Lacy B. Herrmann, President
   Charles E. Childs, III, Senior Vice President
   Diana P. Herrmann, Vice President
   John M. Herndon, Vice President & Assistant Secretary
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.

ANNUAL
REPORT

JUNE 30, 2001


                          CAPITAL CASH MANAGEMENT TRUST

                          CAPITAL CASH MANAGEMENT TRUST

                  CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST


                          A CASH MANAGEMENT INVESTMENT

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

[logo of the Aquila Group of Funds: an eagle's head]

                                                              ONE OF THE
                                                        AQUILASM GROUP OF FUNDS

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

                          CAPITAL CASH MANAGEMENT TRUST
                                  ANNUAL REPORT

                                                                  August 1, 2001

Dear Investor:

     We are pleased to provide you with the Annual Report for Capital Cash Management Trust for the fiscal year ended June 30, 2001.

     The enclosed Annual Report includes the two portfolios of Capital Cash Management Trust: Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust.

     The economic climate and the Federal Reserve's monetary policy once again had an impact on the short-term debt markets during the Trust's current report period.

     The Trust's fiscal year began with exceptionally strong economic growth which fueled investor fears that inflation would rise. At the time, the Fed was concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentially put additional upward pressure on wages and ultimately prices.

     The Fed's restrictive monetary policy finally took hold, slowing the nation's economic growth rate in the first half of 2001 to an annualized rate of 1.0%. During this period, job growth cooled off, unemployment claims jumped, consumer confidence fell and manufacturing activity plunged. Instead of a rising level of inflation, the Fed became more concerned about a decline in corporate profits, continued weakening economic conditions both here and abroad and the possible effect of sustained stock market losses on people's behavior.

     Compared to a year ago, the Fed is now committed to averting a possible recession by aggressively lowering short-term interest rates. On June 27th, just prior to the Trust's fiscal year-end, the Federal Reserve lowered interest rates for the 6th time this year. As such, the Federal Fund's rate now stands at 3.75%, down from a target level of 6.50% one year ago. The Fed has indicated that further rate cuts may still be necessary.

     The seven-day yield for each of the Trust's portfolios as of June 30, 2001 was as follows:

     CAPITAL CASH MANAGEMENT  TRUST (ORIGINAL  SHARES): 3.47%
     CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST (SERVICE SHARES): 3.43%

     Through alertness to market opportunities, each of the Trust's portfolios can produce a highly competitive return for its investors without compromising safety. As we have commented in previous reports to shareholders, it is the belief of the Trust's Board of Trustees, Investment Adviser and management that cash reserves of investors is one area of money management with which one specifically does not take any undue risks in order to earn extra yield. There are sufficient other investments available for investors to balance risk and return.

     Looking forward, we are optimistic that Capital Cash Management Trust will continue to provide investors attractive yields compared to alternative money market investments.

     All associated with Capital Cash Management Trust want to thank you for your continued support and confidence.

                                   Sincerely,

/s/  Lacy B. Herrmann						/s/  Charles E. Childs, II
---------------------						--------------------------
Lacy B. Herrmann                                      Charles E. Childs, III
President and Chairman of                             Senior Vice President and
  the Board of Trustees                                 Portfolio Manager

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the AquilaSM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the AquilaSM Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the AquilaSM Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]


                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Capital Cash Management Trust:

     We have audited the accompanying statements of assets and liabilities, including the statement of investments of the Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust, two of the portfolios of the Capital Cash Management Trust ("the Trust"), as of June 30, 2001, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2001, the results of its operations, the changes in its net assets, and financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP
-------------
KPMG LLP

New York, New York
July 18, 2001

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF INVESTMENTS
                                  JUNE 30, 2001

                          CAPITAL CASH MANAGEMENT TRUST
                  ----------------------------------------------------------
 FACE AMOUNT      COMMERCIAL PAPER - 20.9%                                           VALUE
-------------     ------------------------                                        -----------
                  AUTOMOTIVE - 8.2%
$      80,000     Ford Motor Credit Corp., 3.93%, 07/09/01 .................      $    79,930
       90,000     General Motors Acceptance Corp., 3.84%, 07/18/01 .........           89,837
                                                                                  -----------
                                                                                      169,767
                                                                                  -----------
                  FINANCE - 4.3%
       90,000     Wells Fargo Financial Inc., 3.91%, 07/06/01 ..............           89,951
                                                                                  -----------
                  INSURANCE - 4.6%
       95,000     Prudential Funding Corp., 3.62%, 07/26/01 ................           94,761
                                                                                  -----------
                  TRAVEL & LEISURE SERVICES - 3.8%
       80,000     American Express Credit Corp., 3.87%, 07/23/01 ...........           79,811
                                                                                  -----------
                  Total Commercial Paper ...................................          434,290
                                                                                  -----------

                  U.S. GOVERNMENT AGENCY DISCOUNT NOTES- 79.5%
                  Federal Farm Credit Bank
      100,000         3.78%, 07/02/01 ......................................           99,989
       66,000         3.89%, 07/03/01 ......................................           65,986
      100,000         3.73%, 07/11/01 ......................................           99,896
      100,000         3.69%, 07/17/01 ......................................           99,836
                  Federal Home Loan Banks
      100,000         3.80%, 07/06/01 ......................................           99,947
      239,000         3.72%, 07/13/01 ......................................          238,704
      128,000         3.55%, 07/25/01 ......................................          127,697
                  Federal Home Loan Mortgage Corp.
      100,000         3.75%, 07/02/01 ......................................           99,990
       80,000         3.89%, 07/03/01 ......................................           79,983
      100,000         3.60%, 07/10/01 ......................................           99,910
      105,000         3.67%, 08/09/01 ......................................          104,583
                  Federal National Mortgage Association
      150,000         3.88%, 07/05/01 ......................................          149,935
      110,000         3.55%, 07/09/01 ......................................          109,913
       85,000         3.83%, 07/19/01 ......................................           84,837
       90,000         3.54%, 07/25/01 ......................................           89,788
                                                                                  -----------
                   Total U.S. Government Agency Discount Notes .............        1,650,994
                                                                                  -----------
                      Total Investments (cost $2,085,284*) .........  100.4%        2,085,284
                      Other assets less liabilities ................   (0.4)           (8,939)
                                                                      ------      -----------
                      Net Assets ...................................  100.0%      $ 2,076,345
                                                                      ======      ===========

                        CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
                  ----------------------------------------------------------

                  U.S GOVERNMENT AGENCY DISCOUNT NOTES - 100.1%
$   2,000,000     Federal Home Loan Banks, 3.94%, 07/02/01 .................      $ 1,999,781
    2,359,000     Federal Home Loan Mortgage Corp., 3.75%, 07/02/01 ........        2,358,754
                                                                                  -----------
                      Total Investments (cost $4,358,535*)..........  100.1%        4,358,535
                      Other assets less liabilities ................   (0.1)           (6,234)
                                                                      ------      -----------
                      Net Assets ...................................  100.0%      $ 4,352,301
                                                                      ======      ===========

                  (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001

                                                                                     GOVERNMENT
                                                                         CASH        SECURITIES
                                                                         FUND           FUND
                                                                     -----------     -----------
ASSETS:
   Investments at value
      (cost $2,085,284 and $4,358,535, respectively) ...........     $ 2,085,284     $ 4,358,535
   Cash ........................................................           1,985               -
   Due from Administrator for reimbursement of expenses ........             304               -
   Other assets ................................................           1,590           5,415
                                                                     -----------     -----------
   Total Assets ................................................       2,089,163       4,363,950
                                                                     -----------     -----------
LIABILITIES:
   Cash overdraft ..............................................               -             953
   Dividends payable ...........................................             752               -
   Distribution fees payable ...................................               -             903
   Accrued expenses ............................................          12,066           9,793
                                                                     -----------     -----------
   Total Liabilities ...........................................          12,818          11,649
                                                                     -----------     -----------
   NET ASSETS ..................................................     $ 2,076,345     $ 4,352,301
                                                                     ===========     ===========

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .................................     $    20,763     $    43,530
   Additional paid-in capital ..................................       2,055,582       4,309,431
   Accumulated net realized loss on investments ................               -            (660)
                                                                     -----------     -----------
                                                                     $ 2,076,345     $ 4,352,301
                                                                     ===========     ===========

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...............................................     $ 2,076,345               -
                                                                     ===========     ===========
      Shares outstanding .......................................       2,076,334               -
                                                                     ===========     ===========
      Net asset value per share ................................     $      1.00               -
                                                                     ===========     ===========

   Service Shares Class:
      Net Assets ...............................................               -     $ 4,352,301
                                                                     ===========     ===========
      Shares outstanding .......................................               -       4,352,961
                                                                     ===========     ===========
      Net asset value per share ................................               -     $      1.00
                                                                     ===========     ===========

                See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2001

                                                                              GOVERNMENT
                                                                  CASH        SECURITIES
                                                                  FUND           FUND
                                                                ---------      ---------
INVESTMENT INCOME:
   Interest income ........................................     $ 104,399      $ 193,236
                                                                ---------      ---------
EXPENSES:
   Investment Advis er fees (note 3) ......................         3,593          7,314
   Administrator fees (note 3) ............................         2,695          5,486
   Registration fees and dues .............................        10,783          1,767
   Trustees' fees and expenses ............................        10,583          9,978
   Audit and accounting fees ..............................        10,510         10,522
   Legal fees .............................................         8,683         14,633
   Transfer and shareholder servicing agent fees ..........         4,887          1,949
   Custodian fees .........................................         4,842          2,186
   Shareholders' reports ..................................         2,433          6,690
   Distribution fees (note 3) .............................             -          9,143
   Miscellaneous ..........................................         3,026          3,408
                                                                ---------      ---------

   Total expenses .........................................        62,035         73,076
   Investment Advisory fees waived (note 3) ...............        (3,593)        (7,314)
   Administration fees waived (note 3) ....................        (2,695)        (5,486)
   Reimbursement of expenses by Administrator (note 3) ....       (48,560)       (38,827)
   Expenses paid indirectly (note 5) ......................             -         (5,217)
                                                                ---------      ---------
   Net expenses ...........................................         7,187         16,232
                                                                ---------      ---------
Net investment income .....................................        97,212        177,004
Net realized loss from securities transactions ............             -             (3)
                                                                ---------      ---------
Net increase in net assets resulting from operations ......     $  97,212      $ 177,001
                                                                =========      =========

                See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 CASH FUND                 GOVERNMENT SECURITIES FUND
                                                               -----------------------------       --------------------------------
                                                                 YEAR ENDED     YEAR ENDED           YEAR ENDED       PERIOD ENDED
                                                               JUNE 30, 2001   JUNE 30, 2000       JUNE 30, 2001     JUNE 30, 2000*
                                                               -------------   -------------       -------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .............................      $     97,212    $     95,196        $    177,004      $    102,026
      Net realized loss from securities transactions ....                 -               -                  (3)             (657)
                                                               ------------    ------------        ------------      ------------
      Change in net assets resulting from operations ....            97,212          95,196             177,001           101,369
                                                               ------------    ------------        ------------      ------------

   DIVIDENDS TO SHAREHOLDERS
      FROM NET INVESTMENT INCOME:
      Original Shares ...................................           (97,212)        (95,196)                  -                 -
      Service Shares ....................................                 -               -            (177,004)         (102,026)
                                                               ------------    ------------        ------------      ------------
         Total dividends to shareholders from net
           investment income ............................           (97,212)        (95,196)           (177,004)         (102,026)
                                                               ------------    ------------        ------------      ------------

   CAPITAL SHARE TRANSACTIONS
      (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ...................................         2,243,570       2,001,411                   -                 -
      Service Shares ....................................                 -               -          26,000,000        29,556,526
                                                               ------------    ------------        ------------      ------------
                                                                  2,243,570       2,001,411          26,000,000        29,556,526
                                                               ------------    ------------        ------------      ------------
      Reinvested dividends and distributions:
         Original Shares ................................            95,144         100,795                   -                 -
         Service Shares .................................                 -               -             177,013           102,043
                                                               ------------    ------------        ------------      ------------
                                                                     95,144         100,795             177,013           102,043
                                                               ------------    ------------        ------------      ------------
      Cost of shares redeemed:
      Original Shares ...................................        (1,961,341)     (2,019,537)                  -                 -
      Service Shares ....................................                 -               -         (23,512,216)      (27,970,405)
                                                               ------------    ------------        ------------      ------------
                                                                 (1,961,341)     (2,019,537)        (23,512,216)      (27,970,405)
                                                               ------------    ------------        ------------      ------------
      Change in net assets from capital share
         transactions ...................................           377,373          82,669           2,664,797         1,688,164
                                                               ------------    ------------        ------------      ------------
   Total change in net assets ...........................           377,373          82,669           2,664,794         1,687,507

NET ASSETS:
      Beginning of period ...............................         1,698,972       1,616,303           1,687,507                 -
                                                               ------------    ------------        ------------      ------------
      End of period .....................................      $  2,076,345    $  1,698,972        $  4,352,301      $  1,687,507
                                                               ============    ============        ============      ============

* For the period March 16, 2000 (commencement of operations) through June 30, 2000.

                See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):Capital Cash Management Trust (the "Cash Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund", a diversified portfolio which commenced operations on March 16, 2000). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises each Fund's investments and provides various services for which it receives a fee from each Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from each Fund for such services which is payable monthly and computed at the annual rate of 0.15% of each Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Cash Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Cash Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of its total annual investment income. No such reduction in fees was required during the year ended June 30, 2001inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $3,593 and $2,695 respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $29,647. Also, the Administrator has undertaken to waive fees or reimburse the Cash Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses of the Cash Fund in the additional amount of $15,298. Further, the Administrator voluntarily reimbursed additional expenses of $3,615. For the year ended June 30, 2001, these expense reimbursements amounted to $48,560. Of this amount, $48,256 was paid prior to June 30, 2001 and the balance was paid in early July 2001.

     With respect to the Government Securities Fund for the year ended June 30, 2001 the Fund incurred fees under the Advisory Agreement and Administration Agreement of $7,314 and $5,486 respectively, of which amounts the Adviser and Administrator waived $7,314 and $5,486, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $38,972.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4. DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

5. EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. LOSS CARRYOVER

     At June 30, 2001, Capital Cash U.S. Government Securities Trust had a capital loss carryover of $657, of which $657 expires in the year ending June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                      GOVERNMENT
                                                                                                                   SECURITIES FUND
                                                                        CASH FUND ORIGINAL SHARES (1)              SERVICE SHARES
                                                               ------------------------------------------------  -------------------

                                                                             YEAR ENDED JUNE 30,                  YEAR      PERIOD
                                                               ------------------------------------------------   ENDED     ENDED
                                                                 2001      2000      1999      1998      1997    6/30/01  6/30/00(2)
                                                               --------  --------  --------  --------  --------  -------- ----------
Net asset value, beginning of period .......................   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                                               --------  --------  --------  --------  --------  --------  --------

Income from investment operations:
   Net investment income ...................................    0.0540    0.0524    0.0473    0.0521    0.0489    0.0516    0.0161
                                                               --------  --------  --------  --------  --------  --------  --------

Less distributions:
   Dividends from net investment income ....................   (0.0540)  (0.0524)  (0.0473)  (0.0521)  (0.0489)  (0.0516)  (0.0161)
                                                               --------  --------  --------  --------  --------  --------  --------

Net asset value, end of period .............................   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                                               ========  ========  ========  ========  ========  ========  ========

Total return ...............................................    5.54%     5.37%     4.84%     5.33%     5.00%     5.28%     1.62+%

Ratios/supplemental data
   Net assets, end of period (in thousands) ................   $2,076    $1,699    $1,616    $1,613    $1,435    $4,352    $1,688
   Ratio of expenses to average net assets .................    0.40%     0.41%     0.41%     0.40%     0.41%     0.59%     0.68%*
   Ratio of net investment income to average net assets ....    5.40%     5.24%     4.72%     5.21%     4.88%     4.70%     5.30%*

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets .................    3.45%     5.14%     3.51%     5.14%     6.48%     1.86%     1.24%*
   Ratio of net investment income (loss) to average
      net assets ...........................................    2.35%     0.50%     1.62%     0.47%    (1.19)%    3.43%     4.73%*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .................    0.40%     0.40%     0.40%     0.40%     0.40%     0.44%     0.65%*

(1) Designated as the "Original Shares" class of shares on November 1, 1999.
(2) For the period March 16, 2000 (commencement of operations) through June 30, 2000.
+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2001, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Capital Cash Management Trust is as follows:

                FUND                                   FEDERAL TAX STATUS
     Capital Cash Management Trust                     Ordinary dividend income
     Capital Cash U.S. Government Securities Trust     Ordinary dividend income

     Prior to January 31, 2001, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2000 CALENDAR YEAR.